SunAmerica Asset Management, LLC Harborside 5 185 Hudson Street, Suite 3300 Jersey City NJ 07311 201.324.6378 201.324.6364 Fax edward.gizzi@aig.com Edward J. Gizzi Assistant General Counsel

                                                                                                       May 1, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Anchor Series Trust (the “Registrant”)
Securities Act File No. 002-86188
Investment Company Act File No. 811-03836

Ladies and Gentlemen:

On behalf of the Registrant, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the Registrant has elected to file this certification set out below in lieu of electronically filing definitive copies of the prospectus and statement of additional information contained in its most recent amendment to its registration statement on Form N-1A (the “Amendment”), as required by Rule 497(c) under the 1933 Act and as provided by Rule 309(b) of Regulation S-T.

The Registrant hereby certifies that:

1.         the forms of prospectus and statement of additional information listed in Appendix A, that would have been filed under paragraph (c) of Rule 497 under the 1933 Act following the filing of the Amendment, would not have been different from that contained in the Amendment; and

2.         the Amendment, which is designated as Post-Effective Amendment No. 74 under the 1933 Act and the Investment Company Act of 1940, as amended, was filed electronically on April 13, 2018. Post-Effective Amendment No. 74 became effective on April 30, 2018 pursuant Rule 485(b) under the 1933 Act. The Registrant’s forms of prospectus listed in Appendix B will be filed on May 1, 2018 under separate cover pursuant to Rule 497(c) under the 1933 Act.

Should you have any questions or comments concerning the enclosed materials, please call the undersigned at (201) 324-6378.

Very truly yours,

/s/ EWARD J. GIZZI
Edward J. Gizzi

Enclosures

cc:	Kathleen Fuentes, Esq., SunAmerica Asset Management, LLC
Elliot J. Gluck, Esq., Willkie Farr & Gallagher LLP

Appendix A

Prospectus dated May 1, 2018 with respect to Class 1, Class 2 and Class 3 shares of the SA BlackRock Multi-Asset Income Portfolio, SA Edge Asset Allocation Portfolio, SA Wellington Capital Appreciation Portfolio, SA Wellington Government and Quality Bond Portfolio, SA Wellington Growth Portfolio, Growth and Income Portfolio, SA Wellington Natural Resources Portfolio and SA Wellington Strategic Multi-Asset Portfolio.

Statement of Additional Information dated May 1, 2018 with respect to Class 1, Class 2 and Class 3 shares of the SA BlackRock Multi-Asset Income Portfolio, SA Edge Asset Allocation Portfolio, SA Wellington Capital Appreciation Portfolio, SA Wellington Government and Quality Bond Portfolio, SA Wellington Growth Portfolio, SA Wellington Growth and Income Portfolio, SA Wellington Natural Resources Portfolio and SA Wellington Strategic Multi-Asset Portfolio.

Appendix B

Prospectus dated May 1, 2018 with respect to Class 1, Class 2 and Class 3 shares of the SA Edge Asset Allocation Portfolio, SA Wellington Capital Appreciation Portfolio, SA Wellington Government and Quality Bond Portfolio, SA Wellington Growth Portfolio and SA Wellington Natural Resources Portfolio.

Prospectus dated May 1, 2018 with respect Class 3 shares of the SA Wellington Capital Appreciation Portfolio and SA Wellington Government and Quality Bond Portfolio.